Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued liabilities
Accrued liabilities	$ 164,604	$ 180,912	$ 230,450
Accrued payroll expenses	$ 73,700	$ 116,700	$ 163,600